FAIR VALUE MEASUREMENTS (Significant Unobservable Inputs) (Details) - Level 3	Dec. 31, 2021 ¥ / shares
Convertible Senior Notes [Member] | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	85.94
Convertible Senior Notes [Member] | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	0.82
Convertible Senior Notes [Member] | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	28.16
Call Option [Member] | Spot price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	45.96
Foreign exchange option | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	5.96
Foreign exchange option | Expected volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	3.75
Foreign exchange option | Risk free interest rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	0.06
Foreign exchange option | Risk free interest rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	0.21
Guarantee liabilities | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable inputs	5.39